Segmented information (Expressed in Canadian $000's except per share amounts)	12 Months Ended
Sep. 30, 2013
Segmented information (Expressed in Canadian $000's except per share amounts) [Text Block]
13.	Segmented information

The Company’s primary operations are limited to a single industry being the acquisition, exploration for, and development of petroleum and natural gas. Geographical segmentation is as follows:

	Year ended September 30, 2013 ($)
	Canada	United States	Total
Interest income	169	-	169
Depreciation and accretion	(30)	(8)	(38)
Net loss	(1,149)	(3,361)	(4,511)
Property, plant and equipment	2,861	53,775	56,636
Total assets	32,283	39,443	71,726

	Year ended September 30, 2012 ($)
	Canada	United States	Total
Interest income	170	24	194
Depreciation and accretion	(28)	(312)	(340)
Net loss	(3,685)	(23,946)	(27,631)
Property, plant and equipment	48	54,417	54,465
Total assets	37,681	38,499	76,180

	Year ended September 30, 2011 ($)
	Canada	United States	Total
Interest income	215	-	215
Depreciation and accretion	(43)	(2)	(45)
Net loss	(12,084)	(1,677)	(13,761)
Property, plant and equipment	63	64,414	64,477
Total assets	38,678	70,520	109,198